Average Annual Total Returns{- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager Portfolio	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	14.87%	8.62%	7.35%	14.74%	8.51%	7.23%	14.54%	8.34%	7.07%	18.40%	15.22%	13.88%	12.71%	8.89%	7.55%